LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Operating right-of-use assets	$ 18,144
Short term operating lease liabilities	5,193
Long-term operating lease liabilities	13,914
Total rent expenses	5,578	$ 6,047	$ 6,161
Adoption Date Impact [Member]
Lessee, Lease, Description [Line Items]
Operating right-of-use assets	21,048
Short term operating lease liabilities	5,040
Long-term operating lease liabilities	$ 16,008
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease expired	Dec. 31, 2027